FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
FAIR VALUE OF FINANCIAL INSTRUMENTS
Schedule of fair value for liabilities measured on a recurring basis
	Fair Value at June 30, 2021
	Level 1	Level 2	Level 3	Total

Derivative liability/bifurcated conversion option in connection with Auctus $400,000 loan on December 17, 2019	-	-	(29)	(29)
Total long-term liabilities at fair value	$-	$-	$(29)	$(29)

	Fair Value at December 31, 2020
	Level 1	Level 2	Level 3	Total

Warrants issued in connection with Senior Secured Debt	-	-	(2,203)	(2,203)
Derivative liability/bifurcated conversion option in connection with Auctus $1,100,000 loan on December 17, 2019	-	-	(25)	(25)
Total long-term liabilities at fair value	$-	$-	$(2,228)	$(2,228)

	Fair Value at December 31, 2020
	Level 1	Level 2	Level 3	Total

Warrants issued in connection with Senior Secured Debt	-	-	(2,203)	(2,203)
Derivative liability/bifurcated conversion option in connection with Auctus $1,100,000 loan on December 17, 2019	-	-	(25)	(25)
Total long-term liabilities at fair value	$-	$-	$(2,228)	$(2,228)
	Fair Value at December 31, 2019
	Level 1	Level 2	Level 3	Total

Warrants issued in connection with Distributor Debt	-	-	(114)	(114)
Warrants issued in connection with Short-term loans	-	-	(83)	(83)
Warrants issued in connection with Long-term loans	-	-	(893)	(893)
Warrants issued in connection with Senior Secured Debt	-	-	(4,002)	(4,002)
Derivative liability/bifurcated conversion option in connection with Auctus $1,100,000 loan on December 17, 2019	-	-	-	-
Total long-term liabilities at fair value	$-	$-	$(5,092)	$(5,092)

Summary of changes to Level 3 instruments
	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Senior Secured Debt	Derivative	Total

Balance, December 31, 2020	$(2,203)	$(25)	$(2,228)
Change in the terms of warrants previously recorded as a liability and now reclassified to equity	1,755	-	1,755
Change in value due to warrants expiring during the year	448	-	448
Extinguishment of derivative liability due to payoff of $700,000 loan to Auctus		84	84
Change in fair value during the year	-	(88)	(88)
Balance, June 30, 2021	$-	$(29)	$(29)

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Distributor Debt	Short- Term Loans	Long- Term Loans	Senior Secured Debt	Derivative	Total

Balance, December 31, 2019	$(114)	$(83)	$(893)	$(4,002)	$-	$(5,092)
Transfer to equity as a result of warrants exchanged for fixed price warrants	67	50	-	-	-	117
Change in fair value of derivatives during the year	-	-	-	-	(25)	(25)
Transfer to equity as a result of adoption of ASU 2017-11	-	-	627	-	-	627
Reduction of debt discount as result of adoption of ASU 2017-11	-	-	266	-	-	266
Change in fair value of warrants during the year	47	33	-	1,799	-	1,879
Balance, December 31, 2020	$-	$-	$-	$(2,203)	$(25)	$(2,228)